Convertible Note (Details) - USD ($)	Nov. 12, 2020	Sep. 07, 2020	Dec. 31, 2020	Nov. 16, 2020	Dec. 31, 2019
Convertible Note (Details) [Line Items]
Aggregate principal amount		$ 50,000,000
Interest rate		6.00%
Convertible note, description		i) $2.00 per share or ii) 75% of the daily VWAPs (as reported by Bloomberg) for the ten (10) consecutive trading days ending on the trading day that is immediately prior to the date of Holder Conversion Notice, which shall not be lower than $1.80 (the “Floor Price”).
Ordinary shares, par value (in Dollars per share)			$ 0.00166667		$ 0.00166667
Fair value of convertible loan			$ 15,258,333	$ 65,258,333
Convertible note [Member]
Convertible Note (Details) [Line Items]
Aggregate restricted share (in Shares)	27,777,776
Ordinary shares, par value (in Dollars per share)	$ 0.00166667
Conversion note amount	$ 65,258,333